MERGERS, ACQUISITIONS, DISPOSALS AND NEW ENTITIES ESTABLISHED (Tables)	12 Months Ended
Dec. 31, 2013
Mergers Acquisitions Disposals Disclosure Tables [Abstract]
MERGERS, ACQUISITIONS, DISPOSALS AND NEW ENTITIES ESTABLISHED (Tables)

EUROBANK ERGASIAS S.A	At December, 31 2012
Consolidated Balance Sheet	(EUR in millions)
ASSETS
Cash and balances with central banks	2,065
Loans and advances to banks	4,693
Financial instruments at fair value through profit or loss	710
Derivative financial instruments	1,888
Loans and advances to customers	43,171
Investment securities	9,469
Property, plant and equipment	1,306
Intangible assets	406
Deferred tax asset	2,106
Other assets	1,839
Total assets	67,653

LIABILITIES
Due to central banks	29,047
Due to other banks	2,772
Derivative financial instruments	2,677
Due to customers	30,752
Debt issued and other borrowed funds	1,365
Other liabilities	1,695
Total liabilities	68,308

EQUITY
Ordinary share capital	1,222
Share premium	1,451
Other reserves	(4,922)
Preference shares	950
Preferred securities	367
Non controlling interest	277

Total	(655)
Total equity and liabilities	67,653
Source: Audited financial information as issued on March 30, 2013

KARELA S.A.	February 15, 2013
(EUR in millions)
ASSETS
Due from banks	3
Investment property	122
Other assets	1
Total assets	126

LIABILITIES
Due to banks	55
Derivative financial instruments	4
Other liabilities	10
Total liabilities	69
Net assets	57

FBB	May 10, 2013
(EUR in millions)
ASSETS
Due from banks (Central Bank included)	46
Loans and advances to customers	779
Investment securities	58
Property and equipment	8
Other assets	49
Fair value of EFSF bonds received from HFSF (funding gap)	462
Total assets	1,402

LIABILITIES
Due to banks (Central Bank included)	309
Due to customers	1,066
Other liabilities	4
Total liabilities	1,379
Negative goodwill	23

July 26, 2013
Probank	(EUR in millions)
Group
ASSETS
Cash and balance with central bank	60
Due from banks	22
Loans and advances to customers	2,152
Investment securities	240
Property and equipment	30
Other assets	148
Cash received from HFSF (funding gap)	563
Total assets	3,215

LIABILITIES
Due to banks	18
Due to customers	2,983
Other liabilities	26
Non-controlling interest	3
Total liabilities & non-controlling interest	3,030
Negative goodwill	185

(EUR in millions)
Gain on disposal of Cigna Finans Pension
Total cash consideration	88
Plus: Fair value of interest retained	104
Less: Net assets derecognized	(30)
Less: Expenses	(5)
Gain	157

The gain is included in the caption of the income statement “Other non-interest income”. The portion of the gain related to the remeasurement of the investment retained in the former subsidiary amounted to EUR 89 million and was determined as follows:
(EUR in millions)
Fair value of interest retained (49%)	104
Less: 49% of net assets derecognized (30 x 49%)	(15)
Portion of gain	89

	2011	2012	2013

	(EUR in milions)
Net income / (loss) attributable to NBG shareholders	(14,539)	(2,537)	37
Transfers (to) / from the non-controlling interest
Increase in NBG's paid-in-capital for purchase of 49.9% of CPT Investments Ltd	217	-	-
Decrease in NBG's paid-in-capital for purchase of 10.2% of Banca Romaneasca	-	(7)	-
Increase / (decrease) in NBG's paid-in-capital duo to minor changes in participations in other subsidiaries	2	(3)	-
Net transfers to / from non-controlling interest	219	(10)	-
Change from net income attributable to NBG shareholders and transfers (to) / from non-controlling interest	(14,320)	(2,547)	37